Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) In Thousands, unless otherwise specified	12 Months Ended												0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Revenues USD ($)	Dec. 31, 2014 Cost of Revenues CNY	Dec. 31, 2013 Cost of Revenues CNY	Dec. 31, 2012 Cost of Revenues CNY	Dec. 31, 2014 Selling and Marketing Expense USD ($)	Dec. 31, 2014 Selling and Marketing Expense CNY	Dec. 31, 2013 Selling and Marketing Expense CNY	Dec. 31, 2012 Selling and Marketing Expense CNY	Mar. 05, 2014 General and Administrative Expense USD ($)	Mar. 05, 2014 General and Administrative Expense CNY	Dec. 31, 2014 General and Administrative Expense USD ($)	Dec. 31, 2014 General and Administrative Expense CNY	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2014 Research and Development Expense USD ($)	Dec. 31, 2014 Research and Development Expense CNY	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	$ 37,671	233,735	67,769	67,632	$ 1,154	7,163	8,054	4,517	$ 2,173	13,482	13,405	10,508	$ 18,890	117,207	$ 33,671	208,914	40,711	47,749	$ 673	4,176	5,599	4,858